INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about inventory [Line Items]
Current inventories	$ 1,734	$ 1,878
Gold [Member]
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	2,587	2,742
Ore on leach pads	663	591
Mine operating supplies	593	615
Work in process	108	117
Finished products	76	114
Inventories	4,027	4,179
Non-current ore in stockpiles and on leach pads	(2,462)	(2,452)
Current inventories	1,565	1,727
Copper [Member]
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	174	114
Ore on leach pads	0	0
Mine operating supplies	79	54
Work in process	0	0
Finished products	90	97
Inventories	343	265
Non-current ore in stockpiles and on leach pads	(174)	(114)
Current inventories	$ 169	$ 151